Secured Term Loan Facilities and Revolving Credit Facilities (Tables)	6 Months Ended
Jun. 30, 2020
Schedule of Breakdown of Secured Term Loan Facilities and Total Deferred Financing Costs Split Between Current and Non-Current Liabilities
The following table shows the breakdown of secured term loan facilities and total deferred financing costs split between current and non-current
liabilities at December 31, 2019 and June 30, 2020:

	December 31, 2019	June 30, 2020
	(in thousands)
Current Liability
Current portion of secured term loan facilities	$66,534	$74,034
Less: current portion of deferred financing costs	(1,831)	(1,927)

Current portion of secured term loan facilities, net of deferred financing costs	$64,703	$72,107

Non-Current Liability
Secured term loan facilities and revolving credit facilities net of current portion*	$650,408	$613,419
Less: non-current portion of deferred financing costs	(3,680)	(2,840)

Non-current secured term loan facilities and revolving credit facilities, net of current portion and non-current deferred financing costs* **	$646,728	$610,579

*
Includes amounts relating to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with a financial institution) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity. Please read Note 15 (Variable Interest Entities).

**
Total
non-current
liabilities presented as amounts due to related parties includes $3,000 of share capital relating to the lessor entity (for which legal ownership resides with a financial institution) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity. Please read Note 15 (Variable Interest Entities).

Senior Secured Bonds [Member]
Schedule of Breakdown of Secured Term Loan Facilities and Total Deferred Financing Costs Split Between Current and Non-Current Liabilities
The following table shows the breakdown of our senior secured bond and total deferred financing costs as of December 31, 2019 and June 30, 2020:

	December 31, 2019	June 30, 2020
	(in thousands)
Senior Secured Bond
Total Bond	$68,368	$61,803
Less deferred financing costs	(865)	(867)

Total Bond, net of deferred financing costs	$67,503	$60,936

2017 Senior Unsecured Bonds [Member]
Schedule of Breakdown of Secured Term Loan Facilities and Total Deferred Financing Costs Split Between Current and Non-Current Liabilities
The following table shows the breakdown of our senior unsecured bond and total deferred financing costs at December 31, 2019 and June 30, 2020:

	December 31, 2019	June 30, 2020
	(in thousands)
Senior Unsecured Bond
Total Bond	$100,000	$100,000
Less deferred financing costs	(1,487)	(606)

Total Bond, net of deferred financing costs	$98,513	$99,394